Revenues from Contracts with Customers - Summary of Disaggregation of Revenues from Contracts with Customers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 2,869.9	€ 2,751.1	€ 3,819.0
Percentage of entity's revenue	100.00%	100.00%	100.00%
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,794.9	€ 1,847.8	€ 3,010.9
Percentage of entity's revenue	63.00%	67.00%	79.00%
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 759.1	€ 706.9	€ 482.7
Percentage of entity's revenue	26.00%	26.00%	13.00%
Ireland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 304.8	€ 177.8	€ 203.8
Percentage of entity's revenue	11.00%	6.00%	5.00%
Rest of the World
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 11.1	€ 18.6	€ 121.6
Percentage of entity's revenue	0.00%	1.00%	3.00%
Pfizer Inc.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,602.0	€ 2,011.7	€ 3,293.0
Percentage of entity's revenue	56.00%	73.00%	86.00%
German Federal Ministry of Health
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 627.5	€ 701.0	€ 473.6
Percentage of entity's revenue	22.00%	25.00%	12.00%
Bristol-Myers Squibb
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 613.0	€ 0.0	€ 0.0
Percentage of entity's revenue	21.00%	0.00%	0.00%
Other Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 27.4	€ 38.4	€ 52.4
Percentage of entity's revenue	1.00%	2.00%	2.00%
COVID-19 vaccine revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,995.3	€ 2,432.1	€ 3,776.2
Percentage of entity's revenue	70.00%	88.00%	99.00%
Revenues from out-licensing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 613.0	€ 0.0	€ 0.0
Percentage of entity's revenue	21.00%	0.00%	0.00%
Revenues from out-licensing | Bristol-Myers Squibb
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 1,500.0
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 261.6	€ 319.0	€ 42.8
Percentage of entity's revenue	9.00%	12.00%	1.00%